Supplemental Cash Flow Disclosures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Supplemental cash flow disclosures
Interest paid	$ 80,530	$ 54,955	$ 42,904
Income taxes paid, net of refunds received	59,159	33,276	157,778
Other assets and deferred charges	172,212	251,259
Supplemental cash flows, stock based compensation
Cash receipts upon exercise of stock options	6,881	5,166	10,468
Cash disbursements for payments of taxes	(4,714)	(4,336)	(4,684)
Net cash receipts from exercise of stock options and vesting of other stock awards	$ 2,167	830	$ 5,784
Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction date	Sep. 27, 2012
Letters of credit outstanding	$ 17,400
FCC auction amount received	$ 13,400
FCC auction number of states won	10
Other assets and deferred charges	$ 18,400
Other assets and deferred charges | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount received		1,900
Property, plant and equipment, net | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount received		$ 11,500
Maximum | Auction 901 Mobility Funds
Supplemental cash flow disclosures
FCC auction amount	300,000
FCC auction amount awarded	$ 40,100
Common Shares
Supplemental cash flows, stock based compensation
Shares withheld | shares	228,011	163,355	606,582
Aggregate value of shares withheld	$ 8,448	$ 6,868	$ 25,179